PREPAID EXPENSES AND OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense And Other Receivables [Text Block]
5.	PREPAID EXPENSES AND OTHER RECEIVABLES

	September 30, 2017	March 31, 2017
	$	$
Prepaid expenses and sundry receivables	117,972	68,484
Prepaid insurance	19,671	136,896
Sales taxes receivable (i)	31,644	22,667
	169,287	228,047

(i)	Represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

5.	PREPAID EXPENSES AND OTHER RECEIVABLES

	March 31,	March 31,
	2017	2016
	$	$
Prepaid expenses and other receivables	68,484	87,979
Prepaid insurance	136,896	107,259
Sales taxes receivable (i)	22,667	36,495
	228,047	231,733

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.